Cash Flow Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Capital expenditures	$ 68	$ 97	$ 72
Termination notice period (in days)	30 days
Payment timing (in days)	120 days
Supplier invoices subject to future payment	$ 266	$ 268	$ 258
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable, trade	Accounts payable, trade